ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax1 [Roll Forward]
Accumulated other comprehensive income, beginning balance	$ 341	$ 28
Other comprehensive gain before hedging activities	(117)	310
Other comprehensive (loss) gain resulting from hedging activities	(3)	3
Accumulated other comprehensive income, ending balance	221	341
Reclassification adjustments on change in value of forward elements of forward contracts, before tax	16	5
Currency Translation Reserve
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax1 [Roll Forward]
Accumulated other comprehensive income, beginning balance	307	32
Other comprehensive gain before hedging activities	(106)	295
Other comprehensive (loss) gain resulting from hedging activities	10	(20)
Accumulated other comprehensive income, ending balance	211	307
Cash Flow Hedge Reserve
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax1 [Roll Forward]
Accumulated other comprehensive income, beginning balance	31	8
Other comprehensive gain before hedging activities	0	0
Other comprehensive (loss) gain resulting from hedging activities	(13)	23
Accumulated other comprehensive income, ending balance	18	31
Pension and other Post-Retirement Benefit Plan Adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax1 [Roll Forward]
Accumulated other comprehensive income, beginning balance	3	(12)
Other comprehensive gain before hedging activities	(11)	15
Other comprehensive (loss) gain resulting from hedging activities	0	0
Accumulated other comprehensive income, ending balance	$ (8)	$ 3